Goodwill and Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Details of total goodwill
Goodwill, Beginning Balance	$ 1,739,732	$ 1,637,416
Goodwill resulting from immaterial acquisition		103,586
Other	2,054	(1,270)
Goodwill, Ending Balance	$ 1,741,786	$ 1,739,732